Intangible Assets and Goodwill - Schedule of Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Rights to Electrical Capacity [Member]
Cost:
Beginning balance	$ 22,429
Ending balance	51,710	22,429
Technologies [Member]
Cost:
Beginning balance	56,563
Ending balance	35,352	56,563
Patents, Trademarks and Other Rights [Member]
Cost:
Beginning balance	3,438	4,326
Ending balance	5,403	3,438	4,326
Others [Member]
Cost:
Beginning balance	805	451
Ending balance	967	805	451
Total Intangible Assets [Member]
Cost:
Beginning balance	83,235	4,777
Ending balance	93,432	83,235	4,777
Goodwill [Member]
Cost:
Beginning balance	35,818
Ending balance	35,818	35,818
Cost [Member] | Rights to Electrical Capacity [Member]
Cost:
Beginning balance	22,429
Additions	29,281
Acquired through the business combinations (Note 5(b) and 5(c))		22,429
Ending balance	51,710	22,429
Cost [Member] | Technologies [Member]
Cost:
Beginning balance	63,633
Additions
Acquired through the business combinations (Note 5(b) and 5(c))		63,633
Ending balance	63,633	63,633
Cost [Member] | Patents, Trademarks and Other Rights [Member]
Cost:
Beginning balance	5,018	4,899	3
Additions	4,150	119	4,896
Acquired through the business combinations (Note 5(b) and 5(c))
Ending balance	9,168	5,018	4,899
Cost [Member] | Others [Member]
Cost:
Beginning balance	1,413	754	441
Additions	273	659	313
Acquired through the business combinations (Note 5(b) and 5(c))
Ending balance	1,686	1,413	754
Cost [Member] | Total Intangible Assets [Member]
Cost:
Beginning balance	92,493	5,653	444
Additions	33,704	778	5,209
Acquired through the business combinations (Note 5(b) and 5(c))		86,062
Ending balance	126,197	92,493	5,653
Cost [Member] | Goodwill [Member]
Cost:
Beginning balance	35,818
Additions
Acquired through the business combinations (Note 5(b) and 5(c))		35,818
Ending balance	35,818	35,818
Accumulated Amortization [Member] | Rights to Electrical Capacity [Member]
Cost:
Beginning balance
Charge for the year
Ending balance
Accumulated Amortization [Member] | Technologies [Member]
Cost:
Beginning balance	(7,070)
Charge for the year	(21,211)	(7,070)
Ending balance	(28,281)	(7,070)
Accumulated Amortization [Member] | Patents, Trademarks and Other Rights [Member]
Cost:
Beginning balance	(1,580)	(573)	(1)
Charge for the year	(2,185)	(1,007)	(572)
Ending balance	(3,765)	(1,580)	(573)
Accumulated Amortization [Member] | Others [Member]
Cost:
Beginning balance	(608)	(303)	(121)
Charge for the year	(111)	(305)	(182)
Ending balance	(719)	(608)	(303)
Accumulated Amortization [Member] | Total Intangible Assets [Member]
Cost:
Beginning balance	(9,258)	(876)	(122)
Charge for the year	(23,507)	(8,382)	(754)
Ending balance	(32,765)	(9,258)	(876)
Accumulated Amortization [Member] | Goodwill [Member]
Cost:
Beginning balance
Charge for the year
Ending balance